SUPPLEMENT DATED FEBRUARY 29, 1996 TO THE PROSPECTUS
                        Prospectus Dated July 25, 1995
                      (as supplemented November 24, 1995)

                      PILGRIM AMERICA MASTERS SERIES, INC.

The prospectus is hereby supplemented by adding the following language after the section entitled "Summary of Expenses:"

The following information has been derived from the Financial Highlights in the Funds' unaudited semi-annual report. The financial statements in the semi-annual report are incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the financial statements, and notes thereto, in the Funds' semi-annual report. The Statement of Additional Information has been incorporated by reference into this prospectus.

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                               FINANCIAL HIGHLIGHTS
                        For a Share Outstanding for the period
                     September 1, 1995* Through December 31, 1995

                            ASIA-PACIFIC EQUITY FUND

                                 CLASS A            CLASS B            CLASS M

PER SHARE OPERATING
  PERFORMANCE

Net asset value, beginning
  of period....................  $10.00             $10.00             $10.00

Income (loss) from
  investment operations:
  Net investment income (loss).    0.01               0.00               0.00
  Net realized and unrealized
     gain (loss) on investments
     and foreign currency
     transactions..............   (0.13)             (0.14)             (0.13)
                                  ------             ------             ------

     Total from investment
        operations.....           (0.12)             (0.14)             (0.13)
                                  ------             ------             ------

Net asset value, end of period.  $ 9.88             $ 9.86             $ 9.87
                                 ======             ======             ======

TOTAL RETURN(b)................  (1.20)%            (1.40)%            (1.30%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (in thousands)..............  $3,877             $1,928               $985

Ratios to average net assets:

      Expenses(a)(c)...........    2.00%              2.75%              2.50%

      Net investment
           income (loss)(a)(c).    0.50%            (0.32)%            (0.07)%

Portfolio turnover rate........      10%                10%                10%

                               MIDCAP VALUE FUND


                                CLASS A            CLASS B            CLASS M
PER SHARE OPERATING
  PERFORMANCE

Net asset value, beginning
  of period...................   $10.00             $10.00             $10.00

Income (loss) from
  investment operations:
  Net investment income (loss).    0.00             (0.02)             (0.01)
  Net realized and unrealized
     gain (loss) on investments
     and foreign currency
     transactions..............    0.36               0.35               0.34
                                   ----               ----               ----

     Total from investment
        operations.............    0.36               0.33               0.33
                                   ----               ----               ----

Net asset value, end of period.  $10.36             $10.33             $10.33
                                 ======             ======             ======

TOTAL RETURN(b)................    3.60%              3.30%              3.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)...............    $943               $444               $164

Ratios to average net assets:

  Expenses(a)(c)...............    1.75%              2.50%              2.25%

  Net investment
    income (loss)(a)(c)........  (0.08)%            (0.92)%            (0.41)%

Portfolio turnover rate........       7%                 7%                 7%

                               LARGECAP VALUE FUND

                                CLASS A            CLASS B            CLASS M

PER SHARE OPERATING
  PERFORMANCE

Net asset value, beginning
  of period...................  $10.00             $10.00             $10.00

Income (loss) from
  investment operations:
  Net investment income (loss).   0.03               0.00               0.00
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency
    transactions...............   0.71               0.72               0.72
                                  ----               ----               ----

    Total from investment
       operations..............   0.74               0.72               0.72
                                  ----               ----               ----

Net asset value, end of period. $10.74             $10.72             $10.72
                                ======             ======             ======

TOTAL RETURN(b)................   7.40%              7.20%              7.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)............... $1,367               $202               $280

Ratios to average net assets:

  Expenses(a)(c)...............   1.75%              2.50%              2.25%

  Net investment
     income (loss)(a)(c).......   0.89%            (0.33)%              0.22%

Portfolio turnover rate........     28%                28%                28%

--------------------

*      Commencement of operations.
(a)    Annualized.
(b) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(c) Prior to the waiver of expenses, the ratio of expenses to average net assets was 4.45%, 5.36% and 5.06% for Asia- Pacific Equity Fund Class A, B and M, respectively; 7.61%, 8.56% and 8.43% for MidCap Value Fund Class A, B and M, respectively; and 6.89%, 7.86% and 7.67% for LargeCap Value Fund Class A, B and M, respectively. Prior to the waiver of expenses, the ratio of net investment income to average net assets was (1.95)%, (2.93)% and (2.63)% for Asia-Pacific Equity Fund Class A, B and M, respectively; (5.94)%, (6.98)% and (6.59)% for MidCap Value Fund Class A, B and M, respectively; and (4.25)%, (5.69)% and (5.20)% for LargeCap Value Fund Class A, B and M, respectively.

The prospectus is further amended by deleting the chart in the section entitled "Past Performance of the Portfolio Managers" and replacing it with the following chart:

   HSBC ASIA-PACIFIC ADVISORY ACCOUNTS WITH SIMILAR POLICIES

Growth of an initial investment of $10,000, with reinvestment (1)

[The following table replaces a graph showing growth of an initial investment of $10,000, with reinvestment (see footnote 1), in both the HSBC Asia-Pacific Composite and the MSCI Far East ex Japan (Free) Index.]

                                                MSCI Far
                  HSBC Asia-Pacific             East ex Japan
                  COMPOSITE                     (FREE) INDEX

12/31/87            $        10,000               $        10,000

12/31/88                     14,392                        13,000

12/31/89                     22,144                        17,177

12/31/90                     18,905                        16,053

12/31/91                     23,268                        21,026

12/31/92                     27,187                        25,612

12/31/93                     53,756                        52,092

12/31/94                     42,605                        42,984

12/31/95                     47,875                        46,787



AVERAGE ANNUALIZED                                    NCEPTION
 RETURNS ENDED         ONE       THREE       FIVE      DATE OF         TEN
   12/31/95:           YEAR      YEARS      YEARS     INDEX (3)       YEARS

HSBC Asia-Pacific
  Composite (2)        12.37%    20.76%     20.42%     21.62%      21.87%

MSCI Far East ex
  Japan (Free)
  Index                 8.84%    22.24%     23.85%     21.28%     n/a (3)



(1) The line graph shows the value of $10,000 invested on January 1, 1988 (the first year of the MSCI Far East ex Japan (Free) Index), and held through December 31, 1995, compared to the MSCI Far East ex Japan (Free) Index.

(2) Represents the composite returns of the accounts managed by HSBC with substantially similar investment objectives, policies, styles, and strategies as the Asia-Pacific Equity Fund, as adjusted for Total Fund Operating Expenses for Class A shares, shown on page 3 of the prospectus.

(3) The unmanaged MSCI Far East ex Japan (Free) Index was created in January, 1988, and thus is not available for a ten year comparison.

The prospectus is further amended by deleting this chart in the section entitled "Past Performance of Portfolio Managers" and replacing it with the following chart:

         ARK LARGECAP VALUE ADVISORY ACCOUNTS WITH SIMILAR POLICIES

Growth of an initial investment of $10,000, with reinvestment (1)

[The following table replaces a graph showing growth of an initial investment of $10,000, with reinvestment (see footnote 1), in both the Ark LargeCap Value Composite and the Standard & Poor's 500 Index.]

                     Ark LargeCap Value                 Standard & Poor's
                     COMPOSITE                          500 INDEX

12/31/85            $        10,000                    $        10,000

12/31/86                     11,946                             11,821

12/31/87                     12,557                             12,433

12/31/88                     14,947                             14,485

12/31/89                     18,425                             19,038

12/31/90                     18,446                             18,430

12/31/91                     21,532                             24,059

12/31/92                     25,015                             25,907

12/31/93                     28,878                             28,498

12/31/94                     29,174                             28,876

12/31/95                      39,756                             39,728


            AVERAGE ANNUALIZED
              RETURNS ENDED    ONE        THREE         FIVE       TEN
                12/31/95:      YEAR       YEARS        YEARS      YEARS

Ark LargeCap Value
  Composite (2)                 36.27%    16.70%       16.60%      14.80%

Standard & Poor's 500
Index                           37.58%    15.33%       16.59%      14.79%



(1) The line graph shows the value of $10,000 invested on December 31, 1985, and held through December 31, 1995 compared to the unmanaged Standard & Poor's 500 Index.

(2) Represents the composite returns of the accounts managed by Ark with substantially similar investment objectives, policies, styles, and strategies as the LargeCap Value Fund, as adjusted for Total Fund Operating Expenses for Class A shares, shown on page 3 of the prospectus.

The prospectus is further amended by deleting the chart in the section entitled "Past Performance of the Portfolio Managers" and replacing it with the following chart:  (1)

  CRM MIDCAP VALUE ADVISORY ACCOUNTS WITH SIMILAR POLICIES

Growth of an initial investment of $10,000, with reinvestment (2)

[The following table replaces a graph showing growth of an initial investment of $10,000, with reinvestment (see footnote 1), in both the CRM MidCap Value Composite and the Russell MidCap (tm) Index.]

                   CRM MidCap Value                Russell MidCap
                   COMPOSITE                       (TM) INDEX

12/31/85              $        10,000                 $        10,000

12/31/86                       11,436                          11,820

12/31/87                       10,985                          11,847

12/31/88                       14,304                          14,193

12/31/89                       17,962                          17,922

12/31/90                       15,363                          15,862

12/31/91                       20,630                          22,446

12/31/92                       24,764                          26,114

12/31/93                       30,706                          29,849

12/31/94                       30,005                          29,224

12/31/95                       36,894                          39,291



            AVERAGE ANNUALIZED
              RETURNS ENDED      ONE        THREE         FIVE         TEN
                12/31/95:        YEAR       YEARS        YEARS        YEARS

CRM MidCap Value
  Composite (2)                  22.96%       14.21%      19.15%        13.94%

Russell MidCap (tm)
  Index                          34.45%       14.59%      19.89%        14.66%


(1) The balance as of September 30, 1995 as shown on page 9 of the prospectus for CRM MidCap Value Advisory Accounts should be $40,321 instead of $42,871.

(2) The line graph shows the value of $10,000 invested on December 31, 1985, and held through December 31, 1995 compared to the unmanaged Russell MidCap (tm) Index.

(3) Represents the composite returns of the accounts managed by CRM with substantially similar investment objectives, policies, styles, and strategies as the MidCap Value Fund, as adjusted for Total Fund Operating Expenses for Class A shares, shown on page 3 of the prospectus.